Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax -loss Before Taxes Details
Hong Kong	$ 2,360	$ 819	$ (813)
PRC	(1,072)	(408)	168
Others	(131)	(13)	182
Total	$ 1,157	$ 398	$ (463)